Statement of financial position, order of liquidity (Statement) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Assets [Line Items]
Cash and cash equivalents		€ 58,837	€ 51,145		€ 75,416
Current financial assets at fair value through profit or loss, classified as held for trading		123,185	108,948		141,042
Derivative financial assets held for trading		32,551	36,003		34,293
Equity instruments held at fair value through profit or loss, classified as held for trading		9,901	6,760		4,589
Debt instruments held for trading		30,846	27,955		28,569
Loans and advances to central banks held for trading		620	556		2,809
Loans and advances to credit institutions held for trading		17,985	20,938		56,599
loans and advances to customers held for trading		31,282	16,736		14,182
Financial assets at fair value through profit or loss, mandatorily measured at fair value		11,272	10,546		8,737
Equity instruments held at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		10,539	9,782		7,963
Debt instruments held at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		192	407		484
Loans and advances at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		541	358		290
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently		1,006	836		955
Debt securities at fair value through profit or loss		1,006	836		955
Financial assets at fair value through other comprehensive income	[1]	58,809	59,002		62,205
Investments in equity instruments designated at fair value through other comprehensive income		1,360	1,451		1,217
Debt securities at fair value through other comprehensive income		57,001	57,526		60,963
Loans and advances measured at fair value through other comprehensive income		448	25		26
Financial assets at amortised cost		568,893	502,400		451,732
Debt instruments held at amortised cost		73,379	59,014		49,462
Loans and advances to central banks at amortised cost		10,869	8,255		7,151
Loans and advances to banks		24,244	22,655		17,477
Loans and advances to customers		460,401	412,477		377,643
Derivative financial assets held for hedging		570	1,158		1,482
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets		(87)	(65)		(97)
Investments in subsidiaries, joint ventures and associates		994	989		976
Investments in joint ventures		111	94		93
Investments in associates		883	895		883
AssetsCoveredByInsuranceContractsAndReinsuranceContracts		198	191		211
Tangible assets		9,482	9,759		9,253
Property, plant and equipment		9,247	9,506		9,046
Property plant and equipment for own use		8,367	8,501		8,295
Assets leased out under an operating lease		879	1,004		751
Investment property		235	253		207
Intangible assets and goodwill		2,856	2,490		2,363
Goodwill		715	700		795
Intangible assets other than goodwill		2,140	1,790		1,568
Tax assets		17,867	18,650		17,501
Current tax assets	[2]	3,998	4,295		2,860
Deferred tax assets		13,869	14,354		14,641
Other assets		4,985	5,525		2,859
Insurance contracts linked to pensions		0	0		0
Inventories	[3]	1,307	1,299		276
Rest other assets		3,678	4,226		2,583
Non-current assets or disposal groups classified as held for sale		709	828		923
Assets		859,576	772,402	[4]	775,558	[4]
Equity and Liabilities [Line Items]
Financial liabilities at fair value through profit or loss that meet definition of held for trading		91,917	86,591		121,715
Derivative financial liabilities held for trading		30,345	33,059		33,045
Short positions held for trading		13,100	13,878		15,735
Deposits from central banks held for trading		3,653	3,360		6,397
Deposits from credit institutions held for trading		18,138	16,285		43,337
Customer deposits held for trading		26,681	20,010		23,201
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		18,417	14,952		13,299
Deposits from central banks at fair value through profit or loss, designated upon initial recognition or subsequently		0	0		0
Deposits from banks at fair value through profit or loss, designated upon initial recognition or subsequently		0	0		0
Customer deposits designated at fair value through profit or loss, designated upon initial recognition or subsequently		897	934		717
Debt securities at fair value through profit or loss		5,997	4,597		3,977
Other Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		11,524	9,420		8,605
Memorandum Item subordinated liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		0	0		0
Financial liabilities at amortised cost		658,599	584,339		557,589
Liabilities due to central banks		17,226	14,668		20,309
Deposits from banks		36,771	34,406		40,039
Deposits from customers		502,501	447,646		413,487
Debt instruments issued at amortised cost		81,842	69,867		68,707
Other financial liabilities		20,258	17,753		15,046
Memorandum item subordinated liabilities at amortised cost		21,053	19,612		15,867
Derivative financial liabilities held for hedging		1,933	2,503		2,625
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities		0	0		0
Liabilities covered by insurance and reinsurance contracts		12,760	10,981		12,110
Provisions		4,422	4,619		4,924
Provisions for employee benefits	[5]	2,267	2,348		2,571
Other long term employees benefits		332	384		435
Legal proceedings provision		805	791		696
Provisions commitments and guarantees given		725	667		770
Other provisions	[6]	293	429		452
Tax liabilities		4,020	3,033		2,554
Current tax liabilities	[2]	1,480	575		878
Deferred tax liabilities		2,540	2,458		1,677
Other liabilities		5,709	5,370		5,477
Liabilities included in disposal groups classified as held for sale		0	0		0
Liabilities		797,778	712,388		720,293
Shareholders equity		76,228	72,875		67,955
Issued capital		2,797	2,824		2,861
Paid up capital		2,797	2,824		2,861
Unpaid capital which has been called up		0	0		0
Share premium		18,469	19,184		19,769
Equity instruments issued other than capital		0	0		0
Other equity interest		40	40		40
Retained earnings		46,346	40,693		36,237
Revaluation surplus		0	0		0
Other reserves		203	1,814		2,015
Reserves or accumulated losses of investments in subsidaries joint ventures and associates		(228)	(227)		(237)
Other reserves other		431	2,041		2,252
Treasury shares		(299)	(66)		(34)
Profits or losses attributable to owners of the parent		10,511	10,054		8,019
Interim dividends		(1,840)	(1,668)		(951)
Accumulated other comprehensive income		(18,871)	(17,220)		(16,254)
Items that will not be reclassified to profit or loss		(2,505)	(1,988)		(2,105)
Actuarial gains or losses on defined benefit pension plans that will not be reclassified to profit or loss		(1,396)	(1,067)		(1,049)
Non current assets and disposal groups classified as held for sale that will not be reclassified to profit or loss		0	0		0
Share of other recognized income and expense of investments in joint ventures and associates that will not be reclassified to profit or loss		0	0		0
Fair value changes of equity instruments measured at fair value through other comprehensive income that will not be reclassified to profit or loss		(983)	(905)		(1,112)
Hedge ineffectiveness of fair value hedges for equity instruments measured at fair value through other comprehensive income		0	0		0
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk		(127)	(17)		55
Other comprehensive income that will be reclassified to profit or loss, net of tax		(16,366)	(15,232)		(14,148)
Foreign currency translation		(3,117)	(2,329)		(2,498)
Foreign currency translation		(13,340)	(12,702)		(11,419)
Hedging derivatives. Cash flow hedges effective portion		311	370		133
Fair value changes of debt instruments measured at fair value through other comprehensive income that may be reclassified to profit or loss		(209)	(576)		(357)
Hedging instruments non-designated items that may be reclassified to profit or loss		(4)	0		0
Non-current assets and disposal groups classified as held for sale may be reclassified		0	0		0
Share of other recognized income and expense of investments in joint ventures and associates that may be reclassified to profit or loss		(7)	5		(8)
Non-controlling interests		4,441	4,359		3,564
Accumulated other comprehensive income non controlling interest		(3,059)	(2,730)		(3,321)
Other non controlling interest items		7,500	7,089		6,885
Adjusted initial balance		61,798	60,014		55,265
Equity and liabilities		€ 859,576	€ 772,402		€ 775,558

[1]
(1) During financial years 2025, 2024 and 2023, there have been no significant reclassifications from the heading “Financial assets at fair value through other comprehensive income” to other headings or from other headings to “Financial assets at fair value through other comprehensive income”.

[2]
(1)The decrease in current tax assets in 2025 compared to 2024 is due, among other things, to a lower Mexican tax receivable related to corporate income tax, as the installment payments made in 2024 were particularly high. The increase in current tax liabilities in 2025 compared to 2024 is mainly due to the Spanish Interest Margin and Commission Tax (IMIC) for the 2025 financial year, as well as the increase in the Mexican tax liability related to the estimated corporate income tax for the 2025 financial year.
On the other hand, the increase in current tax assets in 2024 compared to 2023 corresponds mainly to a higher tax receivable of the tax group in Spain, as well as in Mexico and Colombia, in relation to the Corporate Income Tax for the year 2024 related to the installment payments made in the year. On the other hand, the decrease in current tax liabilities in 2024 compared to 2023, corresponds mainly to the decrease in the tax payable in Mexico and Argentina in relation to the estimated income tax for the year 2023.

[3]
(1) The variation in 2024 corresponded mainly to the acquisition of land plots from the Group's real estate company Crea Madrid Nuevo Norte, S.A. in relation to an urban planning operation in the city of Madrid.

[4]
(1) In the first quarter of 2025 certain immaterial balance sheet amounts related to specific activities undertaken by the business units were reallocated between the operating segments and the Corporate Center. As a result, certain expenses were reallocated, in particular, between Spain, Rest of Business and the Corporate Center. In order to make the period-on-period comparison homogeneous, the figures for the years 2024 and 2023 have been revised, which has not affected the consolidated financial information of the Group.

[5]	(3) Recorded under the heading “Provisions - Provisions for pensions and similar obligations” of the consolidated balance sheet.
[6]	(2) Individually non-significant provisions for various concepts and corresponding to different geographical areas.